                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                         ---
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/04

Check here if Amendment; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: Second National Bank, Wealth Mgmt. Dept.______
Address: 105 High St, NE____________________________
         Warren, OH 44481___________________________
        ____________________________________________

Form 13F File Number: 28-10525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Esther J. DeTray_____________________________
Title: Vice President_______________________________
Phone: 330-841-0968_________________________________

Signature, Place, and Date of Signing:

/s/ Esther J. DeTray   Warren, OH 44481______________   8/30/04______
[Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-10525                 Dave Tricomi & David Potter
    --------                 ---------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:           101

Form 13F Information Table Value Total:  $176,370,883
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     1______        28-10525                          Dave Tricomi_______

     [Repeat as necessary.]

     2______        28-10525                          David Potter_______



NAME OF ISSUER                                   TYPE                 CUSIP           MARKET VALUE     SHARES/PV

Abbott Labs                                      Equity               002824100          1,204,050        29,540
Air Prod & Chemical Inc                          Equity               009158106            514,010         9,800
Alcoa CO Of America                              Equity               013817101            553,583        16,760
Alltel Corp                                      Equity               020039103          3,601,411        71,146
Altria Group Inc Com                             Equity               02209S103            513,013        10,250
Ameren Corp                                      Equity               023608102            287,617         6,695
American Elec Pwr Inc                            Equity               025537101            288,544         9,017
American Express CO                              Equity               025816109            903,723        17,589
American Intl Group, Inc                         Equity               026874107          1,580,634        22,175
Amgen Corp                                       Equity               031162100          1,532,871        28,090
Anheuser-Busch                                   Equity               035229103          1,235,520        22,880
Anthem Inc                                       Equity               03674B104          1,088,154        12,150
Automatic Data Processing Inc                    Equity               053015103            981,667        23,440
ADR BP PLC - Sponsored ADR                       Equity               055622104          1,985,947        37,072
Bank Of America Corp                             Equity               060505104          1,174,018        13,874
Bank New York Inc                                Equity               064057102          1,076,462        36,515
Bank One Corp Com                                Equity               06423A103          1,420,962        27,862
Becton Dickinson & CO                            Equity               075887109            735,560        14,200
Bellsouth Corp                                   Equity               079860102          1,096,048        41,802
Bristol Myers Squibb CO                          Equity               110122108          1,873,760        76,480
Centex Corp                                      Equity               152312104            292,800         6,400
ChevronTexaco Corp Com                           Equity               166764100          2,543,511        27,027
Cisco Systems Inc                                Equity               17275R102          1,506,609        63,570
Citigroup Inc                                    Equity               172967101          1,741,890        37,460
Clorox CO                                        Equity               189054109            279,656         5,200
Coca-Cola Company                                Equity               191216100            297,731         5,898
Comcast Corp New Cl A                            Equity               20030N101            862,305        30,687
Consolidated Edison Inc                          Equity               209115104          1,597,358        40,175
Corning Inc                                      Equity               219350105            205,042        15,700
Danaher Corp                                     Equity               235851102          1,078,480        20,800
Dell, Inc.                                       Equity               24702R101          1,506,947        42,070





                                                     INVESTMENT DIRECTION                   VOTING AUTHORITY
NAME OF ISSUER                                    SOLE      SHARED       OTHER        SOLE       SHARED       OTHER

Abbott Labs                                     22,900       6,640           0      29,540            0           0
Air Prod & Chemical Inc                          9,350         450           0       9,800            0           0
Alcoa CO Of America                             14,930       1,830           0      16,760            0           0
Alltel Corp                                     18,883      52,263           0      71,146            0           0
Altria Group Inc Com                             6,100       4,150           0      10,250            0           0
Ameren Corp                                        515       6,180           0       6,695            0           0
American Elec Pwr Inc                            2,312       6,705           0       9,017            0           0
American Express CO                              4,389      13,200           0      17,589            0           0
American Intl Group, Inc                        17,740       4,435           0      22,175            0           0
Amgen Corp                                      18,990       9,100           0      25,690            0       2,400
Anheuser-Busch                                  16,250       6,630           0      22,880            0           0
Anthem Inc                                       9,350       2,800           0      12,150            0           0
Automatic Data Processing Inc                   18,040       5,400           0      23,440            0           0
ADR BP PLC - Sponsored ADR                       2,698      34,374           0      36,014            0       1,058
Bank Of America Corp                            13,737         137           0      13,874            0           0
Bank New York Inc                               20,515      16,000           0      36,515            0           0
Bank One Corp Com                               23,849       4,013           0      22,949        2,913       2,000
Becton Dickinson & CO                           11,300       2,900           0      14,200            0           0
Bellsouth Corp                                  11,442      30,360           0      41,802            0           0
Bristol Myers Squibb CO                         23,713      52,767           0      76,480            0           0
Centex Corp                                      6,400           0           0       6,400            0           0
ChevronTexaco Corp Com                          10,145      16,882           0      27,027            0           0
Cisco Systems Inc                               42,540      21,030           0      63,570            0           0
Citigroup Inc                                   14,733      22,727           0      37,460            0           0
Clorox CO                                        5,200           0           0       5,200            0           0
Coca-Cola Company                                5,548         350           0       5,898            0           0
Comcast Corp New Cl A                           22,751       7,936           0      30,687            0           0
Consolidated Edison Inc                          1,032      39,143           0      40,175            0           0
Corning Inc                                        200      15,500           0      15,700            0           0
Danaher Corp                                    18,600       2,200           0      20,800            0           0
Dell, Inc.                                      32,670       9,400           0      42,070            0           0


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


NAME OF ISSUER                                   TYPE                 CUSIP           MARKET VALUE     SHARES/PV

Dominion Resources Inc VA New Com                Equity               25746U109          6,815,289       108,042
Du Pont E I DE Nemours & CO                      Equity               263534109            600,647        13,522
Duke Energy Corporation                          Equity               264399106            757,507        37,334
Emerson Elec CO                                  Equity               291011104          1,486,435        23,390
Entergy Corp New                                 Equity               29364G103            291,252         5,200
Exxon Mobil Corp Com                             Equity               30231G102          9,065,680       204,136
FPL Group Inc                                    Equity               302571104            664,504        10,391
FNMA Common Stk                                  Equity               313586109          1,880,336        26,350
Federated International Equity Cl A #06 & 345    Equity               31420G101            333,781        21,072
First Data Corp.                                 Equity               319963104            692,820        15,562
First Place Financial Corp.                      Equity               33610T109            597,464        32,139
Firstenergy Corp Com                             Equity               337932107            230,184         6,153
Gannett Inc                                      Equity               364730101            491,197         5,789
General Electric Company                         Equity               369604103          5,269,601       162,642
General Motors Corp                              Equity               370442105            605,484        12,996
Guidant Corp                                     Equity               401698105            448,716         8,030
Harley Davidson Inc                              Equity               412822108            923,525        14,910
Hewlett Packard Calif                            Equity               428236103            283,605        13,441
Home Depot Inc.                                  Equity               437076102          1,131,840        32,155
Huntington Bancshares Inc                        Equity               446150104            377,952        16,447
Intel Corp                                       Equity               458140100          1,348,812        48,870
Internatl Business Machines                      Equity               459200101          3,154,712        35,788
J P Morgan Chase & CO Com                        Equity               46625H100          1,207,492        31,145
Johnson And Johnson NJ                           Equity               478160104          1,223,172        21,960
Johnson Ctls Inc                                 Equity               478366107            527,821         9,888
Eli Lilly And CO                                 Equity               532457108          1,867,296        26,710
Lockheed Martin Corp Com                         Equity               539830109            580,692        11,150
Lowe's Company Inc.                              Equity               548661107            294,806         5,610
Lucent Technologies Inc                          Equity               549463107             51,907        13,732
MBNA Corporation Com                             Equity               55262L100            228,216         8,849
Masco Corp                                       Equity               574599106            801,638        25,710





                                                 INVESTMENT DIRECTION                   VOTING AUTHORITY
NAME OF ISSUER                                SOLE      SHARED       OTHER        SOLE       SHARED       OTHER

Dominion Resources Inc VA New Com               12,071      95,971           0     108,042            0           0
Du Pont E I DE Nemours & CO                      5,422       8,100           0      13,222            0         300
Duke Energy Corporation                            970      36,364           0      37,334            0           0
Emerson Elec CO                                 13,950       9,440           0      22,590            0         800
Entergy Corp New                                 5,200           0           0       5,200            0           0
Exxon Mobil Corp Com                            79,043     125,093           0     204,136            0           0
FPL Group Inc                                    2,791       7,600           0      10,391            0           0
FNMA Common Stk                                 16,620       9,730           0      26,350            0           0
Federated International Equity Cl A #06 & 345    2,141      18,931           0      21,072            0           0
First Data Corp.                                12,110       3,452           0      15,562            0           0
First Place Financial Corp.                     30,979       1,160           0      32,139            0           0
Firstenergy Corp Com                             4,804       1,349           0       6,153            0           0
Gannett Inc                                      5,414         375           0       5,789            0           0
General Electric Company                        70,667      91,975           0     160,242            0       2,400
General Motors Corp                              1,164      11,832           0      12,996            0           0
Guidant Corp                                     8,030           0           0       8,030            0           0
Harley Davidson Inc                              9,910       5,000           0      14,910            0           0
Hewlett Packard Calif                            7,285       6,156           0      13,441            0           0
Home Depot Inc.                                 29,435       2,720           0      32,155            0           0
Huntington Bancshares Inc                          400      16,047           0      16,447            0           0
Intel Corp                                      34,460      14,410           0      48,870            0           0
Internatl Business Machines                     14,988      20,800           0      35,148            0         640
J P Morgan Chase & CO Com                        1,457      29,688           0      31,145            0           0
Johnson And Johnson NJ                          17,720       4,240           0      20,360            0       1,600
Johnson Ctls Inc                                 2,000       7,888           0       9,888            0           0
Eli Lilly And CO                                11,310      15,400           0      26,710            0           0
Lockheed Martin Corp Com                        11,150           0           0      11,150            0           0
Lowe's Company Inc.                                 50       5,560           0       5,610            0           0
Lucent Technologies Inc                          3,680      10,052           0      13,732            0           0
MBNA Corporation Com                             8,099         750           0       8,849            0           0
Masco Corp                                      24,810         900           0      25,710            0           0


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

NAME OF ISSUER                                   TYPE                 CUSIP           MARKET VALUE     SHARES/PV

McCormick                                        Equity               579780206            586,160        17,240
Meadwestvaco Corp Com                            Equity               583334107            215,047         7,317
Medtronic Inc                                    Equity               585055106            210,470         4,320
Merck & CO Inc                                   Equity               589331107            619,305        13,038
Microsoft Corp                                   Equity               594918104          1,203,004        42,122
Middlefield Banc Corp                            Equity               596304204            258,310         7,948
Motorola Inc                                     Equity               620076109            190,165        10,420
National City Corp                               Equity               635405103          1,687,027        48,187
National Fuel Gas                                Equity               636180101            702,000        28,080
Oracle Corp                                      Equity               68389X105            580,037        48,620
PNC Financial Corp                               Equity               693475105          1,926,804        36,300
PPL Corp Com                                     Equity               69351T106            357,102         7,780
Pepsico Inc                                      Equity               713448108            917,415        17,027
Pfizer Inc                                       Equity               717081103          2,793,100        81,479
Procter & Gamble CO                              Equity               742718109            980,029        18,002
Progress Energy Inc Com                          Equity               743263105            914,170        20,753
Progress Energy Inc Contigent Value Obligat      Equity               743263AA3              3,248        11,200
Qualcomm Corp Inc                                Equity               747525103            446,638         6,120
SBC Communications Inc                           Equity               78387G103          1,964,032        80,991
Schering-Plough Corp                             Equity               806605101            206,976        11,200
Schlumberger Ltd                                 Equity               806857108            877,073        13,810
Second Bancorp Inc                               Equity               813114105         22,617,174       722,363
Second Bancorp Cap Pfd                           Preferred Stock      81311X200            161,120        15,200
Simon Property Group                             Equity               828806109          1,182,660        23,000
Sprint Fon Group Corp                            Equity               852061100          2,399,390       136,329
Stoneridge Inc                                   Equity               86183P102         40,912,166     2,406,598
Sun Microsystems                                 Equity               866810104             53,692        12,400
Sysco Corp                                       Equity               871829107            502,180        14,000
3M Co Com                                        Equity               88579Y101          1,469,413        16,325
Time Warner, Inc                                 Equity               887317105            256,668        14,600
US Bancorp Del Com New                           Equity               902973304            648,294        23,523




                                                      INVESTMENT DIRECTION                   VOTING AUTHORITY
NAME OF ISSUER                                     SOLE      SHARED       OTHER        SOLE       SHARED       OTHER

McCormick                                        15,620       1,620           0      17,240            0           0
Meadwestvaco Corp Com                                97       7,220           0       7,317            0           0
Medtronic Inc                                     3,070       1,250           0       4,320            0           0
Merck & CO Inc                                    7,738       5,300           0      13,038            0           0
Microsoft Corp                                   33,410       8,712           0      42,122            0           0
Middlefield Banc Corp                                 0       7,948           0       7,948            0           0
Motorola Inc                                      2,545       7,875           0      10,420            0           0
National City Corp                                7,689      40,498           0      48,187            0           0
National Fuel Gas                                22,550       5,530           0      28,080            0           0
Oracle Corp                                      33,470      15,150           0      48,620            0           0
PNC Financial Corp                                  300      36,000           0      36,300            0           0
PPL Corp Com                                      7,780           0           0       7,780            0           0
Pepsico Inc                                      13,870       3,157           0      17,027            0           0
Pfizer Inc                                       55,869      25,610           0      81,479            0           0
Procter & Gamble CO                              11,702       6,300           0      18,002            0           0
Progress Energy Inc Com                           4,415      16,338           0      20,753            0           0
Progress Energy Inc Contigent Value Obligat       1,200      10,000           0      11,200            0           0
Qualcomm Corp Inc                                 6,020         100           0       6,120            0           0
SBC Communications Inc                           25,234      55,757           0      80,991            0           0
Schering-Plough Corp                              3,200       8,000           0      10,200            0       1,000
Schlumberger Ltd                                 10,660       3,150           0      13,810            0           0
Second Bancorp Inc                              106,890     615,473           0     705,047        3,000      14,316
Second Bancorp Cap Pfd                              500      14,700           0      15,200            0           0
Simon Property Group                             17,730       5,270           0      23,000            0           0
Sprint Fon Group Corp                             9,302     127,027           0     136,329            0           0
Stoneridge Inc                                2,406,598           0           0   2,406,598            0           0
Sun Microsystems                                 12,300         100           0      12,400            0           0
Sysco Corp                                       14,000           0           0      14,000            0           0
3M Co Com                                        15,405         920           0      16,095          230           0
Time Warner, Inc                                  8,900       5,700           0      14,600            0           0
US Bancorp Del Com New                                0      23,523           0      23,523            0           0


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

NAME OF ISSUER                                   TYPE                 CUSIP           MARKET VALUE     SHARES/PV

United Technologies Corp                         Equity               913017109            244,526         2,673
Valero Energy Corp Com Stk                       Equity               91913Y100            896,922        12,160
Verizon Communications Com St                    Equity               92343V104          3,719,753       102,784
Wal Mart Stores Inc                              Equity               931142103            930,370        17,634
Walgreen CO                                      Equity               931422109            840,434        23,210
Wells Fargo & Co Com                             Equity               949746101          1,061,903        18,555
Wyeth Com                                        Equity               983024100            641,840        17,750
Masterpiece Painting Company                     Equity               U9600002             400,000           250
                                                                                       176,370,883




                                                      INVESTMENT DIRECTION                   VOTING AUTHORITY
NAME OF ISSUER                                     SOLE      SHARED       OTHER        SOLE       SHARED       OTHER

                                                                                     C>
United Technologies Corp                          2,598          75           0       2,673            0           0
Valero Energy Corp Com Stk                       11,410         750           0      12,160            0           0
Verizon Communications Com St                    29,708      73,076           0     102,784            0           0
Wal Mart Stores Inc                              14,940       2,694           0      16,834            0         800
Walgreen CO                                      18,730       4,480           0      23,210            0           0
Wells Fargo & Co Com                             12,165       6,390           0      18,555            0           0
Wyeth Com                                         8,650       9,100           0      17,750            0           0
Masterpiece Painting Company                          0         250           0         250            0           0


                         * * * END OF ASSET REPORT * * *
                   101 ASSETS REPORTED OF 11103 ASSETS ON FILE

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